Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 125.74
Number of Shares (in shares) | shares	920,746
Weighted Average Remaining Contractual Life	5 years 3 days
Weighted Average Exercise Price (usd per share)	$ 74.32
Number of Shares (in shares) | shares	397,923
Weighted Average Exercise Price (usd per share)	$ 56.10
Minimum Range Exercise Price (usd per share)	20.28
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 20.28
Number of Shares (in shares) | shares	18,190
Weighted Average Remaining Contractual Life	1 month 27 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	18,190
Weighted Average Exercise Price (usd per share)
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 22.30
Number of Shares (in shares) | shares	52,811
Weighted Average Remaining Contractual Life	1 year 3 months 26 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	52,811
Weighted Average Exercise Price (usd per share)
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 23.66
Number of Shares (in shares) | shares	1,161
Weighted Average Remaining Contractual Life	1 year 6 months 25 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	1,161
Weighted Average Exercise Price (usd per share)
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 26.71
Number of Shares (in shares) | shares	450
Weighted Average Remaining Contractual Life	1 year 8 months 9 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	450
Weighted Average Exercise Price (usd per share)
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 32.37
Number of Shares (in shares) | shares	20,848
Weighted Average Remaining Contractual Life	2 years 3 months 29 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	20,848
Weighted Average Exercise Price (usd per share)
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 36.22
Number of Shares (in shares) | shares	2,141
Weighted Average Remaining Contractual Life	2 years 5 months 16 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	2,141
Weighted Average Exercise Price (usd per share)
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 37.90
Number of Shares (in shares) | shares	920
Weighted Average Remaining Contractual Life	2 years 11 months 4 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	920
Weighted Average Exercise Price (usd per share)
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 40.83
Number of Shares (in shares) | shares	40,502
Weighted Average Remaining Contractual Life	3 years 4 months 20 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	25,360
Weighted Average Exercise Price (usd per share)
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 47.03
Number of Shares (in shares) | shares	22,685
Weighted Average Remaining Contractual Life	3 years 2 months 1 day
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	14,020
Weighted Average Exercise Price (usd per share)
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 48.67
Number of Shares (in shares) | shares	50,896
Weighted Average Remaining Contractual Life	3 years 2 months 16 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	34,906
Weighted Average Exercise Price (usd per share)
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 51.35
Number of Shares (in shares) | shares	2,030
Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	1,224
Weighted Average Exercise Price (usd per share)
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 65.60
Number of Shares (in shares) | shares	66,752
Weighted Average Remaining Contractual Life	5 years 4 months 17 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	24,543
Weighted Average Exercise Price (usd per share)
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 66.47
Number of Shares (in shares) | shares	4,267
Weighted Average Remaining Contractual Life	4 years 4 months 20 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	1,572
Weighted Average Exercise Price (usd per share)
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 66.97
Number of Shares (in shares) | shares	1,249
Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	0
Weighted Average Exercise Price (usd per share)
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 68.39
Number of Shares (in shares) | shares	135,400
Weighted Average Remaining Contractual Life	4 years 2 months 5 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	79,069
Weighted Average Exercise Price (usd per share)
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 71.95
Number of Shares (in shares) | shares	127,905
Weighted Average Remaining Contractual Life	5 years 2 months 1 day
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	74,473
Weighted Average Exercise Price (usd per share)
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 83.47
Number of Shares (in shares) | shares	127,136
Weighted Average Remaining Contractual Life	6 years 2 months 1 day
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	22,461
Weighted Average Exercise Price (usd per share)
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 90.03
Number of Shares (in shares) | shares	77,846
Weighted Average Remaining Contractual Life	6 years 4 months 17 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	23,774
Weighted Average Exercise Price (usd per share)
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 115.11
Number of Shares (in shares) | shares	107,794
Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	0
Weighted Average Exercise Price (usd per share)
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 125.74
Number of Shares (in shares) | shares	59,763
Weighted Average Remaining Contractual Life	7 years 4 months 17 days
Weighted Average Exercise Price (usd per share)
Number of Shares (in shares) | shares	0
Weighted Average Exercise Price (usd per share)